RIGHT-OF-USE ASSETS (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
RIGHT-OF-USE ASSETS
Purchase of right-of-use assets	¥ 105.5	¥ 27.9